Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments
As of June 30, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES - 71.8%
	BANKS - 28.4%
575,000	American AgCredit Corp., 5.250% to 06/15/26 then USD 5 Year Tsy + 4.500%, Series A(1)(2)	BB+(3)	$557,750
1,030,000	Capital One Financial Corp., 3.950% to 09/01/26 then USD 5 Year Tsy + 3.157%, Series M(2)	Baa3	1,010,410
	Citigroup, Inc.
300,000	4.000% to 12/10/25 then USD 5 Year Tsy + 3.597%, Series W(2)	Ba1	298,702
1,575,000	4.150% to 11/15/26 then USD 5 Year Tsy + 3.000%, Series Y(2)	Ba1	1,536,181
1,405,000	6.750% to 02/15/30 then USD 5 Year Tsy + 2.572% Series EE(2)	Ba1	1,418,925
630,000	6.950% to 02/15/30 then USD 5 Year Tsy + 2.726% Series FF(2)	Ba1	645,409
875,000	7.000% to 08/15/34 then USD 10 Year Tsy + 2.757%, Series DD(2)	Ba1	920,934
890,000	7.125% to 08/15/29 then USD 5 Year Tsy + 2.693%, Series CC(2)	Ba1	919,562
1,230,000	7.375% to 05/15/28 then USD 5 Year Tsy + 3.209%, Series Z(2)	Ba1	1,294,955
1,200,000	7.625% to 11/15/28 then USD 5 Year Tsy + 3.211%, Series AA(2)	Ba1	1,265,976
25,700	Citizens Financial Group, Inc., 7.375%, Series H(2)	Baa3	666,658
	CoBank ACB
500,000	6.250% to 10/01/26 then 3-Month CME Term SOFR + 4.922%, Series I(1)(2)	BBB+(3)	502,111
420,000	7.125% to 01/01/30 then USD 5 Year Tsy + 2.818% Series M (1)(2)	BBB+(3)	430,173
5,230,000	Comerica, Inc., 5.625% to 10/01/25 then USD 5 Year Tsy + 5.291%, Series A(2)	Ba1	5,230,000
250,000	Compeer Financial ACA, 4.875% to 08/15/26 then USD 5 Year Tsy + 4.100%, Series B-1(1)(2)	BB+(3)	241,250
42,300	ConnectOne Bancorp, Inc., 5.250% to 09/01/26 then USD 5 Year Tsy + 4.420%, Series A(2)	NR(4)	956,403
36,000	Dime Community Bancshares, Inc., 5.500%, Series A(2)	NR(4)	687,600
17,822	First Horizon Corp., 6.500%, Series E(2)	Ba2	423,273
165,623	Flagstar Financial Inc., 6.375% to 03/17/27 then 3-Month USD Libor + 3.821%, Series A(2)	B3	3,413,490
	Goldman Sachs Group, Inc.
1,600,000	4.125% to 11/10/26 then USD 5 Year Tsy + 2.949%, Series V(2)	Ba1	1,566,875
640,000	6.125% to 11/10/34 then USD 10 Year Tsy + 2.400%, Series Y(2)	Ba1	642,744
395,000	6.850% to 02/10/30 then USD 5 Year Tsy + 2.461%, Series Z(2)	Ba1	408,700
1,120,000	7.500% to 05/10/29 then USD 5 Year Tsy + 2.809%, Series X(2)	Ba1	1,181,626
2,500,000	7.560% to 02/10/30 then USD 5 Year Tsy + 3.224%, Series R(2)	Ba1	2,511,868
925,000	7.186% to 02/10/30 then USD 5 Year Tsy + 2.850%, Series S(2)	Ba1	930,195
	Huntington Bancshares, Inc.
355,000	4.450% to 10/15/27 then USD 7 Year Tsy + 4.045%, Series G(2)	Baa3	350,260
1,050,000	5.625% to 07/15/30 then USD 10 Year Tsy + 4.945%, Series F(2)	Baa3	1,069,316
34,400	6.876% to 04/15/28 then USD 5 Year Tsy + 2.704%, Series J(2)	Baa3	850,024
	KeyCorp
24,728	6.125% to 12/15/26 then 3-Month CME Term SOFR + 4.154%, Series E(2)	Ba1	603,363
45,785	6.200% to 12/15/27 then USD 5 Year Tsy + 3.132%, Series H(2)	Ba1	1,107,539
	M&T Bank Corp.
650,000	3.500% to 09/01/26 then USD 5 Year Tsy + 2.679%, Series I(2)	Baa3	629,347
96,311	5.625% to 12/15/26 then 3-Month CME Term SOFR + 4.282%, Series H(2)	Baa3	2,454,967
14,000	Morgan Stanley, 6.625%, Series Q(2)	Baa3	361,900

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	BANKS (continued)
	PNC Financial Services Group, Inc.
476,000	3.400% to 09/15/26 then USD 5 Year Tsy + 2.595%, Series T(2)	Baa2	$459,617
2,135,000	6.000% to 05/15/27 then USD 5 Year Tsy + 3.000%, Series U(2)	Baa2	2,157,552
610,000	6.200% to 09/15/27 then USD 5 Year Tsy + 3.238%, Series V(2)	Baa2	623,047
1,800,000	6.250% to 03/15/30 then USD 7 Year Tsy + 2.808%, Series W(2)	Baa2	1,847,857
	Regions Financial Corp.
90,500	5.700% to 08/15/29 then 3-Month CME Term SOFR + 3.410%, Series C(2)	Baa3	2,160,235
89,000	6.950% to 09/15/29 then USD 5 Year Tsy + 2.771%, Series F(2)	Baa3	2,211,650
700,000	State Street Corp., 6.700% to 03/15/29 then USD 5 Year Tsy + 2.613%, Series I(2)	Baa1	731,133
	Synchrony Financial
46,000	5.625%, Series A(2)	BB-(3)	846,400
44,600	8.250% to 05/15/29 then USD 5 Year Tsy + 4.044%, Series B(2)	BB-(3)	1,107,864
127,922	Synovus Financial Corp., 8.397% to 07/01/29 then USD 5 Year Tsy + 4.127%, Series E(2)	BB-(3)	3,270,966
32,043	Texas Capital Bancshares, Inc., 5.750%, Series B(2)	Ba2	680,914
1,098,000	Truist Financial Corp., 6.669% to 09/01/29 then USD 5 Year Tsy + 3.003%, Series N(2)	Baa3	1,102,914
34,400	UMB Financial Corporation, 7.750% to 07/15/30 then USD 5 Year Tsy + 3.743%, Series B(2)	Baa3	892,336
	Valley National Bancorp
30,345	6.250% to 06/30/25 then 3-Month CME Term SOFR + 4.112%, Series A(2)	BB-(3)	741,328
2,022	8.135%, 3-Month CME Term SOFR + 3.840%, Series B(2)(8)	BB-(3)	49,397
6,100	8.250% to 09/30/29 then USD 5 Year Tsy + 4.182%, Series C(2)	BB-(3)	150,243
20,300	WaFd, Inc., 4.875%, Series A(2)	Ba1	313,432
267	Wells Fargo & Co., 7.500%, Series L(2)(5)	Baa2	313,493
43,200	WesBanco, Inc., 6.750% to 11/15/25 then USD 5 Year Tsy + 6.557%, Series A(2)	NR(4)	1,090,800
12,900	Western Alliance Bancorp, 4.250% to 09/30/26 then USD 5 Year Tsy + 3.452%, Series A(2)	Ba2	281,478
	Wintrust Financial Corp.
48,500	6.875% to 07/15/25 then USD 5 Year Tsy + 6.507%, Series E(2)	BB(6)	1,230,930
23,800	7.875% to 07/15/30 then USD 5 Year Tsy + 3.878%, Series F(2)	BB(6)	609,280
			59,961,352
	FINANCIAL SERVICES - 3.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
440,000	6.500% to 01/31/31 then USD 5 Year Tsy + 2.441%, 01/31/56(1)	Baa2	438,965
860,000	6.950% to 03/10/30 then USD 5 Year Tsy + 2.720%, 03/10/55	Baa2	894,771
21,200	Affiliated Managers Group, Inc., 6.750%, 03/30/64	Baa1	493,112
	Ally Financial, Inc.
1,220,000	4.700% to 05/15/26 then USD 5 Year Tsy + 3.868%, Series B(2)	Ba2	1,179,837
800,000	4.700% to 05/15/28 then USD 7 Year Tsy + 3.481%, Series C(2)	Ba2	719,478
1,150,000	Charles Schwab Corp., 4.000% to 06/01/26 then USD 5 Year Tsy + 3.168%, Series I(2)	Baa2	1,134,153
	General Motors Financial Co., Inc.
725,000	5.700% to 09/30/30 then USD 5 Year Tsy + 4.997%, Series C(2)	Ba1	714,797
330,000	5.750% to 09/30/27 then 3-Month USD Libor + 3.598%, Series A(2)	Ba1	325,499
600,000	6.500% to 09/30/28 then 3-Month USD Libor + 3.436%, Series B(2)	Ba1	591,362
17,784	Stifel Financial Corp., 4.500%, Series D(2)	BB(3)	301,083
4,494	TPG Operating Group II LP, 6.950%, 03/15/64	Baa1	113,384
			6,906,441

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	INSURANCE - 19.3%
1,387,000	American International Group, Inc., 8.175% to 05/15/38 then 3-Month USD Libor + 4.195%, 05/15/58, Series A-6	Baa2	$1,540,303
24,260	American National Group, Inc., 6.625% to 09/01/25 then USD 5 Year Tsy + 6.297%, Series B(2)	BB+(3)	608,926
25,000	Aspen Insurance Holdings, Ltd., 5.625%(2)	Ba1	491,250
	Athene Holding, Ltd.
25,200	4.875%, Series D(2)	Baa3	430,920
147,374	6.350% to 06/30/29 then 3-Month USD Libor + 4.253%, Series A(2)	Baa3	3,562,030
27,440	7.250% to 03/30/29 then USD 5 Year Tsy + 2.986%, 03/30/64	Baa2	683,256
15,000	CNO Financial Group, Inc., 5.125%, 11/25/60	Ba1	258,450
620,000	Corebridge Financial, Inc., 6.375% to 09/15/34 then USD 5 Year Tsy + 2.646%, 09/15/54(1)	Baa3	619,316
540,000	CVS Health Corporation 7.000%, to 03/10/30 then USD 5 Year Tsy + 2.886%, 03/10/55, Series A	Ba1	558,219
131,885	Delphi Financial Group, Inc., 7.778%, 3-Month CME Term SOFR + 3.452%, 05/15/37(8)	BBB(3)	3,214,697
670,000	Enstar Finance LLC, 5.500% to 01/15/27 then USD 5 Year Tsy + 4.006%, 01/15/42	BBB-(3)	660,392
	Enstar Group, Ltd.
45,400	7.000% to 09/01/28 then 3-Month CME Term SOFR + 4.277%, Series D(2)	BBB-(3)	912,994
825,000	7.500% to 04/01/35 then USD 5 Year Tsy + 3.186%, 04/01/45(1)	BBB-(3)	850,266
500,000	Equitable Holdings, Inc., 6.700% to 03/28/35 then USD 5 Year Tsy + 2.390%, 03/28/55	Baa2	512,436
196,000	Everest Reinsurance Holdings, Inc., 6.973%, 3-Month CME Term SOFR + 2.647%, 05/15/37(8)	Baa2	193,659
18,800	F&G Annuities & Life, Inc., 7.300%, 01/15/65	Ba1	457,968
465,000	Fortegra Group, Inc. 9.250% to 11/15/34 then USD 5 Year Tsy + 8.720% 11/15/64(1)	NR(4)	461,513
	Global Atlantic Fin Co.
1,370,000	4.700% to 10/15/26 then USD 5 Year Tsy + 3.796%, 10/15/51(1)	Baa3	1,345,171
585,000	7.950% to 10/15/29 then USD 5 Year Tsy + 3.608%, 10/15/54(1)	Baa3	610,219
12,500	Jackson Financial, Inc., 8.000% to 03/30/28 then USD 5 Year Tsy + 3.728%, Series A(2)	Ba2	316,500
875,000	Kuvare U.S. Holdings, Inc., 7.000% to 05/01/26 then USD 5 Year Tsy + 6.541%, 02/17/51, Series A(1)	NR(4)	874,686
	Liberty Mutual Group, Inc.
830,000	4.125% to 12/15/26 then USD 5 Year Tsy + 3.315%, 12/15/51(1)	Baa3	808,550
6,903,000	7.800% to 03/15/37 then 3-Month CME Term SOFR + 3.838%, 03/15/37(1)	Baa3	8,031,046
	Lincoln National Corp.
15,900	9.000%, Series D(2)	Ba1	423,099
400,000	9.250% to 03/01/28 then USD 5 Year Tsy + 5.318%, Series C(2)	Ba1	436,944
	MetLife, Inc.
1,605,000	9.250% to 04/08/38 then 3-Month CME Term SOFR + 5.802%, 04/08/38(1)	Baa2	1,906,329
1,591,000	10.750% to 08/01/39 then 3-Month CME Term SOFR + 7.810%, 08/01/39	Baa2	2,134,470
23,498	PartnerRe Ltd., 4.875%, Series J(2)	Baa2	402,991
4,500,000	Provident Financing Trust I, 7.405%, 03/15/38	Baa3	4,823,493
235,000	Reinsurance Group of America, Inc., 6.650% to 09/15/35 then USD 5 Year Tsy + 2.392%, 09/15/55	Baa2	234,384
	SBL Holdings, Inc.
1,275,000	6.500% to 11/13/26 then USD 5 Year Tsy + 5.620%, Series B(1)(2)	BB(3)	1,171,966
1,175,000	9.508%, USD 5 Year Tsy + 5.580%, Series A(1)(2)	BB(3)	1,179,423
			40,715,866

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	UTILITIES - 11.7%
695,000	AES Corp., 7.600% to 01/15/30 then USD 5 Year Tsy + 3.201%, 01/15/55	Ba1	$718,785
	Algonquin Power & Utilities Corp.
1,500,000	4.750% to 04/18/27 then USD 5 Year Tsy + 3.249%, 01/18/82, Series 2022-B	BB+(3)	1,463,270
40,895	8.569%, 3-Month CME Term SOFR + 4.272%, 07/01/79, Series 2019-A(8)	BB+(3)	1,028,918
535,000	AltaGas, Ltd., 7.200% to 10/15/34 then USD 5 Year Tsy + 3.573%, 10/15/54(1)	BB(3)	536,456
1,070,000	American Electric Power., Inc., 3.875% to 02/15/27 then USD 5 Year Tsy + 2.675%, 02/15/62	Baa3	1,027,887
	Dominion Energy, Inc.
725,000	4.350% to 04/15/27 then USD 5 Year Tsy + 3.195%, Series C(2)	Ba1	713,585
865,000	6.625%, to 05/15/35 then USD 5 Year Tsy + 2.207%, 05/15/55 Series C	Baa3	880,041
	Edison International
1,775,000	5.000% to 03/15/27 then USD 5 Year Tsy + 3.901%, Series B(2)	Ba1	1,533,979
490,000	5.375% to 03/15/26 then USD 5 Year Tsy + 4.698%, Series A(2)	Ba1	462,571
2,806,000	Emera, Inc., 6.750% to 06/15/26 then 3-Month USD Libor + 5.440%, 06/15/76, Series 2016-A	Ba2	2,829,436
960,000	Entergy Corp., 7.125% to 12/01/29 then USD 5 Year Tsy + 2.670%, 12/01/54	Baa3	995,905
1,025,000	EUSHI Finance, Inc., 7.625% to 12/19/29 then USD 5 Year Tsy + 3.136%, 12/15/54	Ba1	1,063,737
670,000	Evergy, Inc. 6.650% to 06/01/30 then USD 5 Year Tsy + 2.558%, 06/01/55	Baa3	679,353
187,000	Nevada Power Company, 6.250% to 05/15/30 then USD 5 Year Tsy + 1.936%, 05/15/55	Baa2	186,561
355,000	NextEra Energy Capital Holdings, Inc., 6.700% to 09/01/29 then USD 5 Year Tsy + 2.364%, 09/01/54, Series Q	Baa2	366,769
605,000	Northwest Natural Holding Company, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.701%, 09/15/55	BBB(3)	612,359
16,405	SCE Trust IV, 5.375% to 09/15/25 then 3-Month CME Term SOFR + 3.394%, Series J(2)	Baa3	369,769
121,730	SCE Trust V, 5.450% to 03/15/26 then 3-Month CME Term SOFR + 4.052%, Series K(2)	Baa3	2,775,444
39,010	SCE Trust VI, 5.000%, Series L(2)	Baa3	624,160
19,500	SCE Trust VII, 7.500%, Series M(2)	Baa3	433,290
20,500	SCE Trust VIII, 6.950%, Series N(2)	Baa3	439,110
	Sempra
1,450,000	4.125% to 04/01/27 then USD 5 Year Tsy + 2.868%, 04/01/52	Baa3	1,397,871
1,300,000	4.875% to 10/15/25 then USD 5 Year Tsy + 4.550%, Series C(2)	Ba1	1,297,107
620,000	6.400% to 10/01/34 then USD 5 Year Tsy + 2.632%, 10/01/54	Baa3	590,133
1,570,000	6.875% to 10/01/29 then USD 5 Year Tsy + 2.789%, 10/01/54	Baa3	1,583,789
175,000	Vistra Corp., 7.000% to 12/15/26 then USD 5 Year Tsy + 5.740%, Series B(1)(2)	Ba3	177,219
			24,787,504

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	PREFERRED SECURITIES (continued)
	ENERGY - 3.4%
	Enbridge, Inc.
340,000	5.750% to 07/15/30 then USD 5 Year Tsy + 5.314%, 07/15/80, Series 2020-A	Ba1	$339,414
1,252,000	6.000% to 01/15/27 then 3-Month CME Term SOFR + 4.152%, 01/15/77, Series 2016-A	Ba1	1,253,415
1,460,000	7.375% to 03/15/30 then USD 5 Year Tsy + 3.122%, 03/15/55, Series A	Baa3	1,517,575
725,000	8.500% to 01/15/34 then USD 5 Year Tsy + 4.431%, 01/15/84, Series 2023-B	Ba1	809,136
1,387,000	Energy Transfer LP, 7.125% to 05/15/30 then USD 5 Year Tsy + 5.306%, Series G(2)	Ba1	1,416,216
505,000	South Bow Canadian Infrastructure Holdings, Ltd., 7.500% to 03/01/35 then USD 5 Year Tsy + 3.667%, 03/01/55(1)	Ba1	521,489
1,350,000	Transcanada Trust, 5.875% to 08/15/26 then 3-Month USD Libor + 4.640%, 08/15/76, Series 2016-A	Ba1	1,357,696
			7,214,941
	COMMUNICATIONS - 1.7%
740,000	Bell Canada, 7.000% to 09/15/35 then USD 5 Year Tsy + 2.363%, 09/15/55	Baa3	752,429
1,720,000	Paramount Global, 6.375% to 03/30/27 then USD 5 Year Tsy + 3.999%, 03/30/62	Ba1	1,689,439
560,000	Rogers Communications, Inc., 7.125% to 04/15/35 then USD 5 Year Tsy + 2.620%, 04/15/55	Ba1	567,906
390,000	TELUS Corporation, 7.000% to 10/15/35 then USD 5 Year Tsy + 2.709%, 10/15/55, Series B	Baa3	394,029
225,000	Vodafone Group PLC, 7.000% to 04/04/29 then USD 5 Year Swap + 4.873%, 04/04/79	Ba1	234,727
			3,638,530
	REITS - 2.0%
	Arbor Realty Trust, Inc.
68,190	6.250% to 10/30/26 then 3-Month CME Term SOFR + 5.440%, Series F(2)	NR(4)	1,384,939
10,859	6.375%, Series D(2)	NR(4)	185,580
87,394	KKR Real Estate Finance Trust, Inc., 6.500%, Series A(2)	NR(4)	1,765,359
26,000	New York Mortgage Trust, Inc., 6.875% to 10/15/26 then 3-Month CME Term SOFR + 6.130%, Series F(2)	NR(4)	549,900
20,598	TPG RE Finance Trust, Inc., 6.250%, Series C(2)	NR(4)	352,226
			4,238,004
	MISCELLANEOUS - 2.0%
700,000	FMC Corporation, 8.450% to 11/01/30 then USD 5 Year Tsy + 4.366%, 11/01/55	Ba1	716,122
	Land O’ Lakes, Inc.
700,000	7.250%, Series B(1)(2)	BB(3)	605,296
3,115,000	8.000%, Series A(1)(2)	BB(3)	2,998,188
			4,319,606
	TOTAL PREFERRED SECURITIES (Cost $155,392,697)		151,782,244

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES - 25.7%
	BANKS - 25.7%
1,407,000	Australia & New Zealand Banking Group, Ltd., 6.750% to 06/15/26 then USD 5 Year Swap + 5.168%(1)(2)	Baa2	$1,425,577
	Banco Bilbao Vizcaya Argentaria SA
2,600,000	6.125% to 11/16/27 then USD 5 Year Swap + 3.870%(2)	Ba2	2,553,173
1,000,000	9.375% to 09/19/29 then USD 5 Year Tsy + 5.099%, Series 12(2)	Ba2	1,106,094
	Banco Mercantil del Norte SA
750,000	6.625% to 01/24/32 then USD 10 Year Tsy + 5.034%(1)(2)	Ba2	696,812
610,000	7.500% to 06/27/29 then USD 10 Year Tsy + 5.470%(1)(2)	Ba2	607,150
640,000	7.625% to 01/10/28 then USD 10 Year Tsy + 5.353%(1)(2)	Ba2	637,796
915,000	8.750% to 05/20/35 then USD 10 Year Tsy + 4.299%(1)(2)	Ba2	925,458
	Banco Santander SA
6,800,000	4.750% to 05/12/27 then USD 5 Year Tsy + 3.753% (1)(2)	Ba1	6,609,113
800,000	8.000% to 08/01/34 then USD 5 Year Tsy + 3.911%(2)	Ba1	847,094
400,000	9.625% to 11/21/33 then USD 5 Year Tsy + 5.298% (1)(2)	Ba1	467,511
	Bank of Montreal
355,000	7.300% to 11/26/34 then USD 5 Year Tsy + 3.010%, 11/26/84, Series 5	Baa3	362,417
670,000	7.700% to 05/26/29 then USD 5 Year Tsy + 3.452%, 05/26/84, Series 4	Baa3	693,498
	Bank of Nova Scotia
588,000	7.350% to 04/27/30 then USD 5 Year Tsy + 2.903%, 04/27/85, Series 6	Baa3	593,999
1,000,000	8.625% to 10/27/27 then USD 5 Year Tsy + 4.389%, 10/27/82, Series 4	Baa3	1,063,825
	Barclays PLC
400,000	4.375% to 09/15/28 then USD 5 Year Tsy + 3.410%(2)	Ba1	373,366
610,000	7.625% to 09/15/35 then SOFR 5 Year Swap + 3.686%(2)	Ba1	614,094
380,000	8.000% to 09/15/29 then USD 5 Year Tsy + 5.431%(2)	Ba1	399,538
545,000	9.625% to 06/15/30 then SOFR 5 Year Swap + 5.775%(2)	Ba1	606,698
600,000	BBVA Bancomer SA Texas, 5.875% to 09/13/29 then USD 5 Year Tsy + 4.308%, 09/13/34(1)	Baa2	589,931
	BNP Paribas SA
425,000	4.625% to 02/25/31 then USD 5 Year Tsy + 3.340%(1)(2)	Ba1	379,162
515,000	7.375% to 08/19/25 then USD 5 Year Swap + 5.150%(1)(2)	Ba1	516,207
720,000	7.375% to 09/10/34 then USD 5 Year Tsy + 3.535%(1)(2)	Ba1	732,983
1,600,000	7.450% to 06/27/35 then USD 5 Year Tsy + 3.134%, Series 1(1)(2)	Ba1	1,613,600
765,000	7.750% to 08/16/29 then USD 5 Year Tsy + 4.899%(1)(2)	Ba1	806,621
2,829,000	8.500% to 08/14/28 then USD 5 Year Tsy + 4.354%(1)(2)	Ba1	2,998,816
550,000	Canadian Imperial Bank of Commerce 6.950% to 01/28/30 then USD 5 Year Tsy + 2.833%, 1/28/85, Series 5	Baa3	552,929
	Credit Agricole SA
450,000	4.750% to 09/23/29 then USD 5 Year Tsy + 3.237%(1)(2)	BBB-(3)	421,513
500,000	8.125% to 12/23/25 then USD 5 Year Swap + 6.185%(1)(2)	Baa3	506,673
400,000	Deutsche Bank AG, 6.000% to 04/30/26 then USD 5 Year Tsy + 4.524%(2)	Ba2	399,193
	HSBC Holdings PLC
1,500,000	4.700% to 09/09/31 then USD 5 Year Tsy + 3.250%(2)	Baa3	1,363,496
850,000	6.500% to 03/23/28 then USD 5 Year Swap + 3.606%(2)	Baa3	857,545
540,000	6.950% to 09/11/34 then USD 5 Year Tsy + 3.191%(2)	Baa3	544,218
465,000	7.050% to 12/05/30 then USD 5 Year Tsy + 2.987%(2)	Baa3	471,473
3,000,000	8.000% to 09/07/28 then USD 5 Year Tsy + 3.858%(2)	Baa3	3,145,821
2,550,000	ING Groep, 3.875% to 11/16/27 then USD 5 Year Tsy + 2.862%(2)	Ba1	2,375,524

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	CONTINGENT CAPITAL SECURITIES (continued)
	BANKS (continued)
	Lloyds Banking Group PLC
1,900,000	7.500% to 09/27/25 then USD 5 Year Swap + 4.496%(2)	Baa3	$1,910,015
2,320,000	8.000% to 03/27/30 then USD 5 Year Tsy + 3.913%(2)	Baa3	2,452,129
	NatWest Group PLC
350,000	4.600% to 12/28/31 then USD 5 Year Tsy + 3.100%(2)	Baa3	308,273
200,000	8.125% to 05/10/34 then USD 5 Year Tsy + 3.752%(2)	Baa3	216,127
	Royal Bank of Canada
1,100,000	6.350% to 11/24/34 then USD 5 Year Tsy + 2.257%, 11/24/84, Series 5	Baa2	1,035,811
420,000	6.750% to 08/24/30 then USD 5 Year Tsy + 2.815%, 08/24/85, Series 6	Baa2	420,928
664,000	7.500% to 05/02/29 then USD 5 Year Tsy + 2.887%, 05/02/84, Series 4	Baa2	687,721
	Societe Generale SA
900,000	4.750% to 05/26/26 then USD 5 Year Tsy + 3.931%(1)(2)	Ba2	888,981
900,000	5.375% to 11/18/30 then USD 5 Year Tsy + 4.514%(1)(2)	Ba2	825,706
250,000	6.750% to 04/06/28 then USD 5 Year Swap + 3.929%(1)(2)	Ba2	246,876
1,700,000	8.500% to 09/25/34 then USD 5 Year Tsy + 4.153%(1)(2)	Ba2	1,780,325
700,000	9.375% to 05/22/28 then USD 5 Year Tsy + 5.385%(1)(2)	Ba2	743,088
	Standard Chartered PLC
400,000	4.750% to 07/14/31 then USD 5 Year Tsy + 3.805%(1)(2)	Ba1	361,285
1,910,000	7.750% to 02/15/28 then USD 5 Year Tsy + 4.976%(1)(2)	Ba1	1,986,049
345,000	Toronto-Dominion Bank, 7.250% to 07/31/29 then USD 5 Year Tsy + 2.977%, 07/31/84 Series 4	Baa2	354,911
	UBS Group AG
600,000	4.375% to 02/10/31 then USD 5 Year Tsy + 3.313%(1)(2)	Baa3	531,831
800,000	4.875% to 02/12/27 then USD 5 Year Tsy + 3.404%(1)(2)	BB(3)	780,139

	TOTAL CONTINGENT CAPITAL SECURITIES (Cost $54,251,169)		54,389,113

	CORPORATE DEBT SECURITIES - 1.3%
	BANKS - 0.7%
13,800	Dime Community Bancshares, Inc., 9.000% to 07/15/29 then 3-Month CME Term SOFR + 4.951%, 07/15/34	NR(4)	362,940
575,000	Texas Capital Bancshares, Inc., 4.000% to 05/06/26 then USD 5 Year Tsy + 3.150%, 05/06/31	Baa3	558,174
500,000	Zions Bancorp NA 6.816% then 3-Month CME Term SOFR + 2.830%, 11/19/35	BBB(3)	520,027
			1,441,141
	INSURANCE - 0.2%
460,000	Universal Insurance Holdings, Inc., 5.625%, 11/30/26	NR(4)	453,383

	COMMUNICATIONS - 0.4%
	Qwest Corp.
12,347	6.500%, 09/01/56	Caa2	222,246
36,585	6.750%, 06/15/57	Caa2	664,749
			886,995
	TOTAL CORPORATE DEBT SECURITIES (Cost $3,087,952)		2,781,519

Destra Flaherty & Crumrine Preferred and Income Fund
Schedule of Investments (continued)
As of June 30, 2025 (unaudited)

Shares or Principal Amount		Moody’s Ratings	Value
	SHORT-TERM INVESTMENTS - 0.2%
	MONEY MARKET FUND - 0.2%
379,113	Fidelity Investments Money Market Treasury Portfolio - Class I, 4.19%(7)		$379,113

	TOTAL SHORT-TERM INVESTMENTS (Cost $379,113)		379,113

	TOTAL INVESTMENTS - 99.1% (Cost $213,110,931)		$209,331,989
	Other Assets In Excess Of Liabilities – 0.9%		1,961,039
	TOTAL NET ASSETS – 100.0%		$211,293,028

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by management. At June 30, 2025, the total value of these securities is $52,946,583, representing 25.1% of net assets.
(2)	Security is perpetual in nature with no stated maturity date.
(3)	Standard & Poor’s Rating, unaudited.
(4)	Security is unrated by Moody’s, S&P and Fitch.
(5)	Convertible security.
(6)	Fitch’s Rating, unaudited.
(7)	The rate is the annualized seven-day yield as of June 30, 2025.
(8)	The interest rate shown reflects the rate in effect as of June 30, 2025.

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

SA – Corporation

SOFR – Secured Overnight Financing Rate

Tsy – United States Government Treasury Yield

The administrator of U.S. dollar LIBOR, ICE, ceased publication of daily U.S. dollar LIBOR panels after June 30, 2023. For securities where (i) issuers have announced replacement reference rates or (ii) the Adjustable Interest Rate (LIBOR) Act of 2022 was determined by the Adviser to apply, the new reference rate (usually Term SOFR) has been listed as the benchmark. The spread over that benchmark includes any tenor spread adjustment applicable upon benchmark transition. For all other securities, the original reference rate and spread continue to be listed.